Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Events (Textual) [Abstract]
Term loan amount	338.1
Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Junior subordinated debt securities and deferrable interest debentures due	2033
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Events (Textual) [Abstract]
Term loan amount	10.0
Term loan interest rate	3.75%
Term loan period	5 years
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Events (Textual) [Abstract]
Term loan amount	10.0
Line of credit interest rate per annum	2.75%
Line of credit expire date	Apr. 30, 2014
Subsequent Event [Member] | ESB Capital Trust II (Trust II) [Member]
Subsequent Events (Textual) [Abstract]
Aggregate principal amount	5.1
Principal amount of debt securities plus accrued and unpaid interest	100.00%
Subsequent Event [Member] | ESB Statutory Trust (Trust III) [Member]
Subsequent Events (Textual) [Abstract]
Aggregate principal amount	5.1
Principal amount of debt securities plus accrued and unpaid interest	100.00%